Fair Value of Financial Assets and Liabilities - Total and Changes in Unrealized Gains or Losses Included in Profit or Loss for Level 3 Financial Assets and Liabilities (Detail) - At fair value [member] - Level 3 [member] - JPY (¥)
¥ in Millions
	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	¥ 33,685	¥ 2,058
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	27,887	835
Net interest income [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	859	539
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	782	471
Net trading income (loss) [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	5,198	4,528
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	4,754	4,256
Net loss from financial assets at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	27,628	(1,741)
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	¥ 22,351	(1,770)
Net investment income [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss		854
Impairment charges on financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss		(2,122)
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held		¥ (2,122)